Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Comprehensive Loss [Abstract]
LOSS FOR THE PERIOD	$ (491)	$ (336)	$ (1,018)	$ (859)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS EXCHANGE DIFFERENCES ON TRANSLATION OF FOREIGN OPERATIONS	(96)	102	111	(131)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS
EXCHANGE DIFFERENCES ON TRANSLATION TO PRESENTATION CURRENCY	26	(421)	(413)	(347)
OTHER COMPREHENSIVE LOSS FOR THE PERIOD	(70)	(319)	(302)	(478)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(561)	(655)	(1,320)	(1,337)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD IS ATTRIBUTABLE TO:
The Parent Company shareholders	(556)	(655)	(1,301)	(1,337)
Non-controlling interests	(5)		(19)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (561)	$ (655)	$ (1,320)	$ (1,337)